Balance Sheets (Parentheticals) - shares	Sep. 30, 2023 [1]	Sep. 30, 2022
Ordinary Shares,authorized	100,000,000	100,000,000
Ordinary Shares,issued	38,074,888	27,460,716
Ordinary Shares,outstanding	38,074,888	27,460,716
Series A Convertible Preferred Stock
Series A convertible preferred shares authorized	3,000,000	3,000,000
Series A convertible preferred shares issued	0	2,857,142
Series A convertible preferred shares outstanding	0	2,857,142

[1]	Giving retroactive effect to the 1 for 2 share split effected on September 1, 2023.